Employee benefits - Underfunded pension plans, Measurement of plan assets at fair value (Details) - Level 3 - Underfunded pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Measurement of plan assets
Assets as at beginning of the year	$ 435	$ 432
Return on plan assets		20
Assets purchases	20	18
Assets sold during the year	(33)	(37)
Translation adjustment	15	2
Assets as at end of the year	437	435
Private equity funds
Measurement of plan assets
Assets as at beginning of the year	212	213
Return on plan assets	1	11
Assets purchases	20	18
Assets sold during the year	(33)	(32)
Translation adjustment	50	2
Assets as at end of the year	250	212
Real estate funds
Measurement of plan assets
Assets as at beginning of the year	55	51
Return on plan assets	(1)	4
Translation adjustment	(49)
Assets as at end of the year	5	55
Loans to participants
Measurement of plan assets
Assets as at beginning of the year	3	3
Assets sold during the year		(1)
Translation adjustment	(1)	1
Assets as at end of the year	2	3
Others
Measurement of plan assets
Assets as at beginning of the year	165	165
Return on plan assets		5
Assets sold during the year		(4)
Translation adjustment	15	(1)
Assets as at end of the year	$ 180	$ 165